Summary of Significant Accounting Policies - Schedule of Future Lease Collections Generated from Contracts Already Signed (Details)	Dec. 31, 2025 USD ($)
Schedule of Future Lease Collections Generated from Contracts Already Signed [Abstract]
2026	$ 1,167,794
2027	1,167,794
2028	1,214,506
2029	1,214,506
2030	1,214,506
Thereafter	5,102,869
Total	$ 11,081,975